ADVANCED SERIES TRUST

AST Goldman Sachs Small-Cap Value Portfolio

AST Small-Cap Value Portfolio

Supplement dated May 20, 2022, to the
Currently Effective Prospectus
and Statement of Additional Information

This supplement should be read in conjunction with the currently effective Prospectus (the Prospectus) and Statement of Additional Information (SAI) for Advanced Series Trust (the Trust) relating to the AST Goldman Sachs Small-Cap Value Portfolio and AST Small-Cap Value Portfolio (collectively, the Portfolios). The Portfolios discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus.

Effective immediately, Sean Butkus no longer serves as a portfolio manager for the Portfolios.

To reflect these changes, effective immediately, all references to Mr. Butkus are hereby removed from the Trust’s Prospectus and SAI relating to the Portfolios.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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